Derivatives and Hedging Instruments - Foreign Currency Hedging (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effect of Net Investment Hedge
Cumulative currency translation adjustment	$ (2,069)	$ (2,428)	$ (202)
Net Investment Hedging
Effect of Net Investment Hedge
Cumulative currency translation adjustment			3,100
Designated as Hedging Instrument | Currency forward contracts
Gross Notional Amounts and Estimated Fair Values
Gross Notional Amount	603,691	495,291
Assets	1,169	642
Liabilities	28,947	11,452
Effect of Net Investment Hedge
Amount of Gains (Losses) Deferred in AOCI	(30,275)	(15,328)	4,438
Designated as Hedging Instrument | Currency forward contracts | Australia, Dollars
Gross Notional Amounts and Estimated Fair Values
Gross Notional Amount	73,852	64,620
Assets	13	52
Liabilities	5,060	2,033
Effect of Net Investment Hedge
Amount of Gains (Losses) Deferred in AOCI	(6,792)	(722)	3,438
Designated as Hedging Instrument | Currency forward contracts | Euro Member Countries, Euro
Gross Notional Amounts and Estimated Fair Values
Gross Notional Amount	217,168	112,284
Assets	205	246
Liabilities	8,889	1,635
Effect of Net Investment Hedge
Amount of Gains (Losses) Deferred in AOCI	(15,026)	1,817	1,000
Designated as Hedging Instrument | Currency forward contracts | United Kingdom, Pounds
Gross Notional Amounts and Estimated Fair Values
Gross Notional Amount	312,671	318,387
Assets	951	344
Liabilities	14,998	7,784
Effect of Net Investment Hedge
Amount of Gains (Losses) Deferred in AOCI	$ (8,457)	$ (16,423)	$ 0